SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

29. SUBSEQUENT EVENTS

The Group has evaluated subsequent events through the date the consolidated financial statements are issued, and concluded that no subsequent events have occurred that would require recognition or disclosure in the consolidated financial statements other than as discussed below.

During the period from January 1, 2023 to April 27, 2023, the Company repurchased a total of 2,338,572 ADSs (representing 7,015,716 Class A ordinary shares) on the NYSE at an aggregate consideration of approximately US$41.5 million. During the period from January 1, 2023 to April 27, 2023, a total of 2,439,786 ADSs (representing 7,319,358 Class A ordinary shares) have been cancelled, which were repurchased by the Company in December 2022 and January 2023. Concurrent with the share cancellation, a total of 304,670 Class B ordinary shares has been converted into Class A ordinary shares on a one-to-one ratio, of which Mr. PENG Yongdong, through Ever Orient International Limited, a corporation wholly-controlled by him, converted 212,479 Class B ordinary shares and Mr. SHAN Yigang, through De Chang Trust, a discretionary trust established by him (as the settlor), converted 92,191 Class B ordinary shares.